Document and Entity Information	Sep. 09, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity File Number	001-38280
Entity Registrant Name	CBTX, Inc.
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	20-8339782
Entity Address, Address Line One	9 Greenway Plaza, Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	210-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001473844
Amendment Flag	false